UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2011

Semi-Annual Repor t

Western Asset

Limited Duration

Bond Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Western Asset Limited Duration Bond Portfolio

Fund objective

The Fund seeks to maximize total return consistent with prudent investment management and liquidity needs, by investing to obtain an average effective duration which is expected to range within 25% of the duration of its benchmark.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Limited Duration Bond Portfolio for the six-month reporting period ended June 30, 2011. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

President

July 29, 2011

Western Asset Limited Duration Bond Portfolio	III

Investment commentary

Economic review

Although the U.S. economy continued to grow over the six months ended June 30, 2011, the pace of the expansion was disappointing, which resulted in a significant shift in investor sentiment. During the first half of the period, there were expectations of a strengthening economy and generally robust investor risk appetite. However, as the reporting period progressed, weakening economic data triggered a flight to quality as investor risk aversion increased. Despite giving back a portion of their previous gains in late May and June, investors who took on additional risk in their portfolios during the reporting period were generally rewarded.

U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, has been less robust than previously realized during most other periods exiting a severe recession. Revised GDP growth was 2.3% during the fourth quarter of 2010 and 3.0% for calendar 2010 as a whole. The Commerce Department then reported that first and second quarter 2011 GDP growth were 0.4% and 1.3%, respectively. This moderation in growth during the first half of the year was due to a variety of factors, including less robust export activity, a decline in government spending and a deceleration in consumer spending given higher oil and food prices.

Turning to the job market, while there was some improvement in the first half of the reporting period, unemployment again moved higher from April through June. After being 9.0% or higher since April 2009, the unemployment rate fell to 8.9% in February and 8.8% in March 2011. The job market then weakened, as unemployment rose to 9.0% in April, 9.1% in May and 9.2% in June. As of the end of the reporting period, approximately 14.1 million Americans looking for work had yet to find a job, and roughly 44% of these individuals have been out of work for more than six months. In June 2011, the Federal Reserve Board (“Fed”)ii projected that unemployment would moderate, but that it would remain elevated and between 7.8% and 8.2% at the end of 2012.

The long-ailing housing market continued to show signs of strain during the reporting period. Looking back, sales increased in the spring of 2010 largely due to the government’s $8,000 tax credit for first-time home buyers. This proved to be only a temporary boost, as sales subsequently weakened after the tax credit expired at the end of April. Existing-home sales did rebound somewhat toward the end of 2010 and in January 2011, as mortgage rates remained relatively low. However, according to the National Association of Realtors (“NAR”), existing-home sales then declined a sharp 8.9% in February. After a 3.5% increase in March, existing-home sales fell 1.8%, 4.0% and 0.8% in April, May and June, respectively. At the end of June, the inventory of unsold homes was a 9.5 month supply at the current sales level, versus a 9.1 month supply in May. Existing-home prices were relatively stagnant versus a year ago, with the NAR reporting that the median existing-home price for all housing types was $184,300 in June 2011, up 0.8% from June 2010.

Even the manufacturing sector, one of the stalwarts of the economy in recent years, softened toward the end of the reporting period. Based on the Institute for Supply Management’s PMIiii, the manufacturing sector grew twenty-three consecutive months since it began expanding in August 2009 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). In January 2011, the manufacturing sector expanded at its fastest pace since May 2004, with a reading of 60.8 versus 58.5 for the previous month. Manufacturing activity remained strong during the next three months and was 60.4 in April. However, it then declined to 53.5 in

IV	Western Asset Limited Duration Bond Portfolio

Investment commentary (cont’d)

May, the lowest reading in the past twelve months. This was attributed, in part, to supply disruptions triggered by the March earthquake and tsunami in Japan. Manufacturing activity then moved modestly higher in June to 55.3, although only twelve of the eighteen industries tracked by the Institute for Supply Management expanded during the month.

Financial market overview

While stocks and lower-quality bonds generated solid results during the reporting period, there were several periods of heightened volatility and periodic sell-offs. These were triggered by a variety of factors, including concerns regarding the global economy, geopolitical unrest, the natural disasters in Japan and the ongoing European sovereign debt crisis. During those periods, investors tended to favor the relative safety of U.S. Treasury securities. However, these setbacks proved to be only temporary and risk aversion was generally replaced with solid demand for riskier assets.

The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. In November 2010, prior to the beginning of the reporting period, the Fed announced a second round of quantitative easing (often referred to as “QE2”) to help stimulate the economy, entailing the purchase of $600 billion of long-term U.S. Treasury securities by the end of the second quarter of 2011. Also, as has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between 0 and 1/4 percent.

Despite these efforts, at its meeting in June 2011, the Fed said, “Information received since the Federal Open Market Committee met in April indicates that the economic recovery is continuing at a moderate pace, though somewhat more slowly than the Committee had expected. . . . To promote the ongoing economic recovery and to help ensure that inflation, over time, is at levels consistent with its mandate, the Committee decided today to keep the target range for the federal funds rate at 0 to 1/4 percent. The Committee continues to anticipate that economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate for an extended period.”

In June, the Fed also announced that it would complete QE2 on schedule at the end of June. However, given ongoing strains in the economy, it made no overtures toward reversing any of its accommodative policies and the Fed said it would “maintain its existing policy of reinvesting principal payments from its securities holdings” rather than seeking to reduce the size of its balance sheet.

Fixed income market review

While volatility was elevated at times, the U.S. spread sectors (non-Treasuries) produced positive results during the reporting period. As was the case for much of 2010, the spread sectors generally outperformed equal-durationv Treasuries during the first four months of the reporting period. A combination of positive economic growth, benign core inflation, rising corporate profits and overall robust investor demand supported the spread sectors from January through April 2011. Investor sentiment then began to shift in May, as optimism about the economic expansion waned and investor risk appetite started to be replaced with increased risk aversion. While the U.S. spread sectors generally posted positive results in May, they underperformed equal-duration Treasuries. Risk aversion then increased in June given a host of disappointing economic data and a further escalation of the European sovereign debt crisis. Against this backdrop, the spread sectors generated

Western Asset Limited Duration Bond Portfolio	V

relatively poor results during most of June as investors fled the spread sectors in favor of Treasury securities.

Both short- and long-term Treasury yields fluctuated during the six months ended June 30, 2011. When the period began, two- and ten-year Treasury yields were 0.61% and 3.30%, respectively. Yields initially moved higher given expectations for stronger growth in 2011 and the potential for rising inflation. On February 14, 2011, two-year Treasury yields peaked at 0.87%, while ten-year Treasuries peaked at 3.75% on February 8, 2011. Treasury yields then declined as investor risk aversion increased given the uprising in Libya and, later, due to the tragic events in Japan. Yields briefly moved higher toward the end of March, but then generally declined from April through June given disappointing economic data and periodic flights to quality. In late June, two- and ten-year Treasury yields bottomed at 0.35% and 2.88%, respectively, and ended the period at 0.45% and 3.18%, respectively. For the six months ended June 30, 2011, the Barclays Capital U.S. Aggregate Indexvi returned 2.72%.

Performance review

For the six months ended June 30, 2011, Class I shares of Western Asset Limited Duration Bond Portfolio returned 1.86%. The Fund’s unmanaged benchmark, the BofA Merrill Lynch 1-3 Year Treasury Indexvii, returned 0.86% for the same period. The Lipper Short-Intermediate Investment Grade Debt Funds Category Average1 returned 2.20% over the same time frame.

Performance Snapshot as of June 30, 2011 (unaudited)
6 months
Western Asset Limited Duration Bond Portfolio:
Class IS	1.87%
Class I	1.86%
BofA Merrill Lynch 1-3 Year Treasury Index	0.86%
Lipper Short-Intermediate Investment Grade Debt Funds Category Average	2.20%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fees forgone and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2011 for Class IS and Class I shares were 1.00% and 1.04%, respectively. Absent fees forgone and/or expense reimbursements, the 30-Day SEC Yields for Class IS and Class I shares would have been 0.91% and 0.91%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2011, the gross total annual operating expense ratios for Class IS shares and Class I shares were 0.65% and 0.69%, respectively.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2011, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 154 funds in the Fund’s Lipper category.

VI	Western Asset Limited Duration Bond Portfolio

Investment commentary (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, deferred organizational expenses and extraordinary expenses, to average net assets is not expected to exceed 0.40% for Class IS shares. In addition, as a result of a contractual expense limitation arrangement, Class I shares’ operating expenses will be forgone and/or reimbursed at an annual rate of 0.10%. These expense limitation arrangements cannot be terminated prior to April 30, 2012 without the Board of Directors’ consent.

With respect to Class IS shares, the manager is permitted to recapture amounts forgone or reimbursed to the class within three years after the day on which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the lower of the limit described above or the limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

President

July 29, 2011

RISKS: Fixed-income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed-income securities falls. Derivatives, such as options, futures and swaps, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. International investments are subject to special risks including social, economic and political uncertainties, which could increase volatility. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Diversification does not assure a profit or protect against market loss. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vi

The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii

The BofA Merrill Lynch 1-3 Year Treasury Index is a market capitalization-weighted index including all U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years.

Western Asset Limited Duration Bond Portfolio 2011 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2011 and December 31, 2010 and does not include derivatives such as futures contracts, written options and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Western Asset Limited Duration Bond Portfolio 2011 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2011 and held for the six months ended June 30, 2011.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class IS	1.87%	$1,000.00	$1,018.70	0.40%	$2.00	Class IS	5.00%	$1,000.00	$1,022.81	0.40%	$2.01
Class I	1.86	1,000.00	1,018.60	0.42	2.10	Class I	5.00	1,000.00	1,022.71	0.42	2.11

[1]	For the six months ended June 30, 2011.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fees forgone and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Limited Duration Bond Portfolio 2011 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2011

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset Backed Securities
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage Backed Securities
MLTI	— BofA Merrill Lynch 1-3 Year Treasury Index
WALD	— Western Asset Limited Duration Bond Portfolio

4	Western Asset Limited Duration Bond Portfolio 2011 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2011

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset Backed Securities
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage Backed Securities
MLTI	— BofA Merrill Lynch 1-3 Year Treasury Index
WALD	— Western Asset Limited Duration Bond Portfolio

Western Asset Limited Duration Bond Portfolio 2011 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2011

Western Asset Limited Duration Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 39.5%
Consumer Discretionary — 1.1%
Automobiles — 0.5%
Daimler Finance NA LLC, Senior Notes	0.856%	3/28/14	$200,000	$200,083	(a)(b)
Honda Motor Co., Ltd., Notes	0.474%	8/28/12	150,000	149,978	(a)(b)
Total Automobiles				350,061
Media — 0.4%
Time Warner Cable Inc., Senior Notes	8.250%	2/14/14	140,000	162,841
Walt Disney Co., Senior Notes	4.700%	12/1/12	160,000	169,005
Total Media				331,846
Multiline Retail — 0.2%
Macy’s Retail Holdings Inc., Senior Notes	5.350%	3/15/12	150,000	153,800
Total Consumer Discretionary				835,707
Consumer Staples — 1.7%
Beverages — 0.6%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.125%	1/15/15	180,000	193,583
Diageo Capital PLC	5.200%	1/30/13	210,000	223,964
Dr. Pepper Snapple Group Inc., Senior Notes	2.350%	12/21/12	70,000	71,381
Total Beverages				488,928
Food & Staples Retailing — 0.1%
Kroger Co., Notes	3.900%	10/1/15	80,000	84,612
Food Products — 0.3%
Kraft Foods Inc., Senior Notes	2.625%	5/8/13	220,000	226,335
Tobacco — 0.7%
Altria Group Inc., Senior Notes	8.500%	11/10/13	50,000	57,951
Altria Group Inc., Senior Notes	9.250%	8/6/19	10,000	13,039
Philip Morris International Inc.	4.875%	5/16/13	300,000	321,819
Reynolds American Inc., Senior Notes	7.250%	6/1/13	120,000	132,666
Total Tobacco				525,475
Total Consumer Staples				1,325,350
Energy — 2.0%
Oil, Gas & Consumable Fuels — 2.0%
Anadarko Petroleum Corp., Senior Notes	7.625%	3/15/14	110,000	126,130
BP Capital Markets PLC, Senior Notes	3.125%	3/10/12	40,000	40,694
BP Capital Markets PLC, Senior Notes	5.250%	11/7/13	40,000	43,339
BP Capital Markets PLC, Senior Notes	3.125%	10/1/15	30,000	30,801
Devon Financing Corp. ULC, Notes	6.875%	9/30/11	260,000	263,909
El Paso Natural Gas Co., Senior Notes	5.950%	4/15/17	370,000	418,720
Energy Transfer Partners LP, Senior Notes	9.700%	3/15/19	90,000	115,012

See Notes to Financial Statements.

6	Western Asset Limited Duration Bond Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Western Asset Limited Duration Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Pemex Project Funding Master Trust, Senior Notes	0.853%	12/3/12	$320,000	$319,200	(a)(b)
Petrobras International Finance Co., Senior Notes	3.875%	1/27/16	130,000	132,381
Shell International Finance BV, Senior Notes	1.875%	3/25/13	60,000	61,291
Total Energy				1,551,477
Financials — 29.3%
Capital Markets — 3.8%
Credit Suisse AG/Guernsey, Secured Bonds	2.600%	5/27/16	200,000	199,524	(a)
Deutsche Bank AG, Senior Notes	6.000%	9/1/17	300,000	334,723
Goldman Sachs Group Inc., Senior Notes	6.600%	1/15/12	210,000	216,485
Goldman Sachs Group Inc., Senior Notes	5.250%	10/15/13	180,000	193,129
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	60,000	61,959
Kaupthing Bank HF, Senior Notes	5.750%	10/4/11	290,000	71,775	(a)(c)(d)
Kaupthing Bank HF, Senior Notes	7.625%	2/28/15	700,000	173,250	(a)(c)(d)
Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes	5.857%	5/31/12	570,000	57	(b)(c)(e)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	200,000	100	(c)
Macquarie Bank Ltd.	2.600%	1/20/12	580,000	587,190	(a)
Merrill Lynch & Co. Inc., Medium-Term Notes	6.150%	4/25/13	450,000	483,180
Morgan Stanley, Senior Notes	2.761%	5/14/13	300,000	308,016	(b)
UBS AG Stamford CT, Senior Notes	3.875%	1/15/15	270,000	281,829
Total Capital Markets				2,911,217
Commercial Banks — 15.2%
Abbey National Treasury Services PLC, Senior Notes	4.000%	4/27/16	200,000	198,462
ANZ National International Ltd., Senior Notes	2.375%	12/21/12	200,000	203,070	(a)
Bank of Montreal, Secured Bonds	2.850%	6/9/15	140,000	145,052	(a)
Bank of Scotland PLC, Senior Secured Notes	5.000%	11/21/11	310,000	314,647	(a)
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	2.600%	1/22/13	40,000	40,814	(a)
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	3.850%	1/22/15	100,000	105,361	(a)
Barclays Bank PLC, Senior Notes	2.500%	1/23/13	160,000	162,943
BBVA US Senior SAU, Senior Notes	3.250%	5/16/14	200,000	197,786
BNP Paribas, Senior Notes	1.190%	1/10/14	100,000	99,261	(b)
BNP Paribas, Senior Secured Bonds	2.200%	11/2/15	280,000	273,626	(a)
BPCE SA, Senior Subordinated Bonds	2.375%	10/4/13	120,000	121,950	(a)
Citibank N.A., Senior Notes	1.250%	11/15/11	1,220,000	1,225,057
Commonwealth Bank of Australia, Senior Notes	2.900%	9/17/14	530,000	555,277	(a)
Commonwealth Bank of Australia, Senior Notes	3.750%	10/15/14	150,000	157,596	(a)
Compagnie de Financement Foncier, Secured Bonds	2.250%	3/7/14	200,000	202,176	(a)
Credit Agricole Home Loan SFH, Secured Bonds	1.024%	7/21/14	200,000	200,062	(a)(b)

See Notes to Financial Statements.

Western Asset Limited Duration Bond Portfolio 2011 Semi-Annual Report	7

Western Asset Limited Duration Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Banks — continued
Credit Agricole SA, Senior Notes	3.500%	4/13/15	$130,000	$130,374	(a)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	100,000	104,500	(a)(b)(e)
Dexia Credit Local NY, Senior Notes	2.000%	3/5/13	550,000	553,368	(a)
DnB NOR Boligkreditt, Secured Bonds	2.900%	3/29/16	300,000	305,357	(a)
FIH Erhvervsbank A/S, Senior Notes	2.000%	6/12/13	300,000	306,671	(a)
Glitnir Banki HF, Notes	5.815%	1/21/21	720,000	199,800	(a)(b)(c)(d)
HSBC Bank PLC, Bonds	1.625%	7/7/14	300,000	299,649	(a)
ING Bank NV, Secured Bonds	2.500%	1/14/16	330,000	324,208	(a)
International Bank for Reconstruction & Development, Bonds	1.125%	7/6/12	340,000	340,006
Landsbanki Islands HF	7.431%	10/19/17	140,000	0	(a)(c)(d)(e)(f)(g)
Landsbanki Islands HF, Senior Notes	6.100%	8/25/11	410,000	28,700	(a)(c)(d)
Landwirtschaftliche Rentenbank	1.875%	9/24/12	250,000	254,516
Nordea Bank AB, Senior Notes	3.700%	11/13/14	100,000	104,622	(a)
Nordea Eiendomskreditt AS, Mortgage Secured Bonds	1.875%	4/7/14	360,000	363,647	(a)
Rabobank Nederland NV, Senior Notes	2.125%	10/13/15	350,000	346,715
Royal Bank of Scotland PLC, Senior Notes	4.875%	3/16/15	120,000	124,539
Santander US Debt SA Unipersonal, Senior Notes	3.724%	1/20/15	100,000	96,797	(a)
Societe Generale, Senior Notes	1.326%	4/11/14	200,000	198,113	(a)(b)
Sparebank 1 Boligkreditt AS, Secured Bonds	2.625%	5/27/16	270,000	270,342	(a)
Sumitomo Mitsui Banking Corp., Senior Notes	3.150%	7/22/15	100,000	102,303	(a)
Swedbank AB, Secured Bonds	0.696%	3/28/14	300,000	301,654	(a)(b)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	5/20/11	750,000	686,250	(b)(e)
Wachovia Corp., Senior Notes	0.404%	4/23/12	750,000	750,621	(b)
Wells Fargo & Co., Senior Notes	3.676%	6/15/16	210,000	215,741
Westpac Banking Corp., Senior Bonds	2.250%	11/19/12	350,000	356,680
Westpac Banking Corp., Senior Notes	2.900%	9/10/14	560,000	587,441	(a)
Total Commercial Banks				11,555,754
Consumer Finance — 0.8%
Ally Financial Inc., Senior Notes	7.500%	12/31/13	153,000	163,519
Ally Financial Inc., Subordinated Notes	8.000%	12/31/18	127,000	135,890
FIA Credit Services N.A., Subordinated Notes	7.125%	11/15/12	150,000	160,116
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	120,000	131,713
Total Consumer Finance				591,238
Diversified Financial Services — 7.4%
Bank of America Corp., Senior Notes	4.875%	9/15/12	40,000	41,687
Bank of America Corp., Senior Notes	4.500%	4/1/15	30,000	31,365

See Notes to Financial Statements.

8	Western Asset Limited Duration Bond Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Western Asset Limited Duration Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Diversified Financial Services — continued
Citigroup Inc., Senior Notes	2.875%	12/9/11	$750,000	$758,846
Citigroup Inc., Senior Notes	6.000%	12/13/13	110,000	119,601
Citigroup Inc., Senior Notes	5.500%	10/15/14	60,000	65,249
Citigroup Inc., Subordinated Notes	5.000%	9/15/14	500,000	523,979
FDIC Structured Sale Guaranteed Notes, Notes	0.000%	10/25/13	250,000	242,420	(a)
General Electric Capital Corp., Senior Notes	1.182%	12/9/11	730,000	733,476	(b)
General Electric Capital Corp., Senior Notes	5.875%	2/15/12	600,000	620,321
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	310,000	317,750	(b)
JPMorgan Chase & Co., Senior Notes	3.150%	7/5/16	260,000	261,591
Kreditanstalt fuer Wiederaufbau, Senior Bonds	3.500%	3/10/14	200,000	213,122
MUFG Capital Finance 1 Ltd., Preferred Securities	6.346%	7/25/16	240,000	243,907	(b)(e)
NCUA Guaranteed Notes, Senior Notes	0.206%	6/12/13	240,000	240,000	(b)(f)
Private Export Funding Corp., Notes	4.950%	11/15/15	240,000	270,851
SSIF Nevada LP, Senior Notes	0.981%	4/14/14	370,000	370,002	(a)(b)
Svensk Exportkredit AB	1.750%	10/20/15	220,000	218,402
TNK-BP Finance SA	6.875%	7/18/11	190,000	190,475	(a)
Westpac Securities NZ Ltd., Senior Notes	2.500%	5/25/12	130,000	132,100	(a)
Total Diversified Financial Services				5,595,144
Insurance — 2.0%
American International Group Inc., Senior Notes	3.650%	1/15/14	300,000	305,727
Berkshire Hathaway Inc., Senior Notes	2.125%	2/11/13	220,000	225,733
MetLife Inc., Senior Notes	2.375%	2/6/14	230,000	234,375
Metropolitan Life Global Funding I, Notes	2.875%	9/17/12	170,000	173,732	(a)
Prudential Financial Inc., Senior Notes	2.750%	1/14/13	140,000	142,867
Suncorp-Metway Ltd., Senior Notes	1.778%	7/16/12	450,000	456,839	(a)(b)
Total Insurance				1,539,273
Thrifts & Mortgage Finance — 0.1%
Countrywide Financial Corp., Medium-Term Notes	5.800%	6/7/12	20,000	20,863
Santander Holdings USA Inc., Senior Notes	4.625%	4/19/16	50,000	50,248
Total Thrifts & Mortgage Finance				71,111
Total Financials				22,263,737
Health Care — 0.9%
Health Care Equipment & Supplies — 0.4%
Baxter International Inc., Senior Notes	1.800%	3/15/13	130,000	132,180
Medtronic Inc., Senior Notes	3.000%	3/15/15	170,000	177,575
Total Health Care Equipment & Supplies				309,755
Health Care Providers & Services — 0.2%
UnitedHealth Group Inc., Senior Notes	4.875%	2/15/13	110,000	116,319

See Notes to Financial Statements.

Western Asset Limited Duration Bond Portfolio 2011 Semi-Annual Report	9

Western Asset Limited Duration Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Pharmaceuticals — 0.3%
Teva Pharmaceutical Finance III BV, Senior Notes	0.809%	3/21/14	$250,000	$250,974	(b)
Total Health Care				677,048
Industrials — 1.0%
Airlines — 0.8%
Continental Airlines Inc., Pass-Through Certificates	6.900%	1/2/18	260,466	275,756
Continental Airlines Inc., Pass-Through Certificates	6.545%	8/2/20	168,111	176,718
Continental Airlines Inc., Pass-Through Certificates	6.703%	6/15/21	163,960	170,928
Total Airlines				623,402
Industrial Conglomerates — 0.2%
United Technologies Corp., Senior Notes	5.375%	12/15/17	140,000	159,754
Total Industrials				783,156
Materials — 0.7%
Chemicals — 0.3%
Dow Chemical Co., Notes	5.700%	5/15/18	60,000	66,487
E.I. du Pont de Nemours & Co., Senior Notes	3.250%	1/15/15	170,000	178,135
Total Chemicals				244,622
Metals & Mining — 0.4%
Rio Tinto Finance USA Ltd., Senior Notes	2.500%	5/20/16	170,000	170,331
Vale Overseas Ltd., Notes	6.250%	1/23/17	80,000	90,500
Total Metals & Mining				260,831
Total Materials				505,453
Telecommunication Services — 1.8%
Diversified Telecommunication Services — 1.2%
AT&T Inc., Senior Notes	4.850%	2/15/14	250,000	271,542
Qwest Corp., Notes	8.875%	3/15/12	130,000	136,825
Telefonica Emisiones SAU	0.603%	2/4/13	400,000	393,902	(b)
Verizon Communications Inc., Senior Notes	8.750%	11/1/18	100,000	130,111
Total Diversified Telecommunication Services				932,380
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, Senior Notes	3.625%	3/30/15	100,000	104,796
Rogers Wireless Inc., Secured Notes	6.375%	3/1/14	300,000	336,469
Total Wireless Telecommunication Services				441,265
Total Telecommunication Services				1,373,645
Utilities — 1.0%
Electric Utilities — 0.8%
FirstEnergy Corp., Notes	6.450%	11/15/11	5,000	5,094
FirstEnergy Solutions Corp., Senior Notes	4.800%	2/15/15	160,000	171,662

See Notes to Financial Statements.

10	Western Asset Limited Duration Bond Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Western Asset Limited Duration Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Electric Utilities — continued
Pacific Gas & Electric Co.	4.800%	3/1/14	$400,000	$434,852
Total Electric Utilities				611,608
Multi-Utilities — 0.2%
DTE Energy Co., Senior Notes	0.955%	6/3/13	110,000	110,294	(b)
Total Utilities				721,902
Total Corporate Bonds & Notes (Cost — $31,552,454)				30,037,475
Asset-Backed Securities — 13.4%
Access Group Inc., 2005-B A2	0.504%	7/25/22	299,937	281,463	(b)
AESOP Funding II LLC, 2011-2A A	2.370%	11/20/14	230,000	231,515	(a)
ARI Fleet Lease Trust, 2010-A A	1.637%	8/15/18	98,926	99,552	(a)(b)
Asset-Backed Funding Certificates, 2004-OPT2 M1	1.011%	8/25/33	180,000	148,280	(b)
Bayview Financial Acquisition Trust, 2004-C A1	0.816%	5/28/44	44,889	42,024	(b)
Bear Stearns Second Lien Trust, 2007-SV1A A1	0.406%	12/25/36	88,130	83,455	(a)(b)
Brazos Higher Education Authority Inc., 2011-1 A3	1.307%	11/25/33	400,000	373,425	(b)
Chase Issuance Trust, 2006-A5 A	0.207%	11/15/13	600,000	599,834	(b)
Citibank Credit Card Issuance Trust, 2009-A5 A5	2.250%	12/23/14	470,000	481,190
Countryplace Manufactured Housing Contract Trust, 2007-1 A2	5.232%	7/15/37	46,580	46,580	(a)(b)
Countrywide Home Equity Loan Trust, 2004-O	0.467%	2/15/34	39,388	24,973	(b)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.369%	11/15/36	213,140	163,842	(b)
Ellington Loan Acquisition Trust, 2007-1 A2A1	1.186%	5/26/37	105,505	94,541	(a)(b)
Ford Credit Auto Owner Trust, 2011-A A2	0.620%	7/15/13	200,000	200,127
GMAC Mortgage Servicer Advance Funding Co., Ltd., 2011-1A A	3.720%	3/15/23	400,000	403,000	(a)
Green Tree, 2008-MH1 A1	7.000%	4/25/38	173,577	177,462	(a)(b)
Hertz Vehicle Financing LLC, 2010-1A A1	2.600%	2/25/15	270,000	275,419	(a)
John Deere Owner Trust, 2011-A A2	0.640%	6/16/14	370,000	370,229
Louisiana Public Facilities Authority, 2011-A A3	1.257%	4/25/35	300,000	286,443	(b)
MASTR Specialized Loan Trust, 2006-2	0.446%	2/25/36	205,544	119,682	(a)(b)
MASTR Specialized Loan Trust, 2006-3 A	0.446%	6/25/46	346,642	205,876	(a)(b)
NCUA Guaranteed Notes, 2010-A1 A	0.540%	12/7/20	521,078	522,526	(b)
Nelnet Student Loan Trust, 2008-4 A4	1.754%	4/25/24	870,000	892,886	(b)
Nissan Auto Receivables Owner Trust, 2011-A A2	0.650%	12/16/13	200,000	200,456
Nissan Auto Receivables Owner Trust, 2011-A A3	1.180%	2/16/15	200,000	201,138
Nissan Master Owner Trust Receivables, 2010-AA A	1.337%	1/15/15	290,000	293,124	(a)(b)
Penarth Master Issuer, 2011-1A A1	0.850%	5/18/15	200,000	200,000	(a)(b)
Residential Asset Securities Corp., 2003-KS10 AI6	4.540%	12/25/33	116,921	117,656	(b)
SACO I Trust, 2006-3 A3	0.646%	4/25/36	355,393	130,157	(b)

See Notes to Financial Statements.

Western Asset Limited Duration Bond Portfolio 2011 Semi-Annual Report	11

Western Asset Limited Duration Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
SLM Student Loan Trust, 2003-11 A4	0.437%	6/15/20	$58,166	$58,004	(b)
SLM Student Loan Trust, 2003-11 A6	0.537%	12/15/25	200,000	189,000	(a)(b)
SLM Student Loan Trust, 2004-10 A4A	0.674%	7/27/20	384,959	385,319	(a)(b)(f)
SLM Student Loan Trust, 2004-10 A5A	0.404%	4/25/23	300,000	296,250	(a)(b)(f)
SLM Student Loan Trust, 2005-10 A4	0.384%	10/25/19	140,338	139,419	(b)
SLM Student Loan Trust, 2006-5 A5	0.384%	1/25/27	200,000	189,547	(b)
SLM Student Loan Trust, 2006-6 A2	0.354%	10/25/22	400,000	395,091	(b)
SLM Student Loan Trust, 2007-2 A2	0.274%	7/25/17	175,999	174,728	(b)
SLM Student Loan Trust, 2007-6 A1	0.444%	4/27/15	60,023	60,018	(b)
SLM Student Loan Trust, 2008-1 A2	0.624%	10/25/16	199,973	200,452	(b)
SLM Student Loan Trust, 2011-B A1	1.036%	12/16/24	200,000	199,800	(a)(b)
Specialty Underwriting & Residential Finance, 2003-BC4 M1	1.086%	11/25/34	208,863	167,389	(b)
Structured Asset Securities Corp., 2004-SC1	8.440%	12/25/29	57,632	56,872	(a)(b)
U.S. Small Business Administration, 2004-2	3.080%	9/25/18	191,570	202,547	(b)
UCFC Home Equity Loan, 1998-D MF1	6.905%	4/15/30	33,160	34,019
Volkswagen Auto Loan Enhanced Trust, 2008-1 A4	1.886%	10/20/14	181,566	182,739	(b)
Total Asset-Backed Securities (Cost — $10,584,537)				10,198,049
Collateralized Mortgage Obligations — 9.2%
American Home Mortgage Investment Trust, 2005-SD1 1A1	0.636%	9/25/35	330,325	179,729	(a)(b)
Banc of America Funding Corp., 2004-B 3A2	3.085%	12/20/34	60,764	38,242	(b)
Banc of America Mortgage Securities, 2003-D	2.872%	5/25/33	64,106	60,635	(b)
Bayview Commercial Asset Trust, 2005-2A A2	0.536%	8/25/35	242,575	199,848	(a)(b)
Bear Stearns ARM Trust, 2004-10 15A1	2.965%	1/25/35	125,494	113,818	(b)
Bear Stearns Commercial Mortgage Securities Inc., 2004-PWR4 A2	5.286%	6/11/41	235,037	245,524	(b)
CBA Commercial Small Balance Commercial Trust, 2005-1A	0.506%	7/25/35	236,094	144,426	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2005-05	2.001%	8/25/35	162,223	91,808	(b)
Countrywide Alternative Loan Trust, 2005-51 2A1	0.486%	11/20/35	219,214	130,853	(b)
Countrywide Asset-Backed Certificates, 2005-IM1 A2	0.466%	11/25/35	100,037	94,704	(b)
Countrywide Home Loans, 2005-R3 AF	0.586%	9/25/35	274,236	244,701	(a)(b)
CS First Boston Mortgage Securities Corp., 2004-AR5 7A2	2.575%	6/25/34	179,130	172,677	(b)
CS First Boston Mortgage Securities Corp., 2004-AR6 1A1	2.700%	10/25/34	87,876	81,488	(b)
FDIC Structured Sale Guaranteed Notes, 2010-S2	0.891%	12/29/45	272,209	272,209	(a)(b)(f)
Federal National Mortgage Association (FNMA), 2002-83 MD	5.000%	9/25/16	71,916	72,304

See Notes to Financial Statements.

12	Western Asset Limited Duration Bond Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Western Asset Limited Duration Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
First Horizon Alternative Mortgage Securities, 2004-AA4 A1	2.365%	10/25/34	$160,270	$142,418	(b)
GE Capital Commercial Mortgage Corp., 2001-2 A4	6.290%	8/11/33	12,476	12,472
Government National Mortgage Association (GNMA), 2010-H02 FA	0.872%	2/20/60	399,445	401,195	(b)(f)
Government National Mortgage Association (GNMA), 2010-H03 FA	0.736%	3/20/60	204,048	203,685	(b)(f)
Government National Mortgage Association (GNMA), 2010-H10 FB	1.186%	5/20/60	233,469	236,971	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF	0.660%	11/20/60	402,221	399,771	(b)
Government National Mortgage Association (GNMA), 2011-H07 FA	0.686%	2/20/61	168,558	168,032	(b)
GSMPS Mortgage Loan Trust, 2005-RP3 1AF	0.536%	9/25/35	293,199	246,677	(a)(b)
Indymac INDX Mortgage Loan Trust, 2004-AR15	2.655%	2/25/35	136,668	105,691	(b)
LB-UBS Commercial Mortgage Trust, 2002-C2 A4	5.594%	6/15/31	200,000	205,704
Luminent Mortgage Trust, 2006-7 2A2	0.406%	12/25/36	813,522	150,846	(b)
Merrill Lynch Mortgage Investors Inc., 2003-H A3	2.071%	1/25/29	11,911	11,259	(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	2.544%	2/25/34	150,061	145,751	(b)
Morgan Stanley Dean Witter Capital I, 2002-IQ3 A4	5.080%	9/15/37	195,688	202,478
NCUA Guaranteed Notes, 2011-R1 1A	0.640%	1/8/20	171,003	171,084	(b)
Prime Mortgage Trust, 2005-2 2A1	7.160%	10/25/32	71,436	70,607	(b)
Residential Asset Mortgage Products Inc., 2004-SL1	7.000%	11/25/31	21,071	21,179
Residential Asset Mortgage Products Inc., 2004-SL2 A4	8.500%	10/25/31	18,009	19,279
Sequoia Mortgage Trust, 2003-2 A2	0.735%	6/20/33	16,968	14,186	(b)
Sequoia Mortgage Trust, 2004-6 A1	1.985%	7/20/34	91,161	76,385	(b)
Structured ARM Loan Trust, 2005-12 3A1	2.557%	6/25/35	265,744	208,775	(b)
Structured Asset Securities Corp., 2003-22A 3A	2.587%	6/25/33	431,416	409,610	(b)
Structured Asset Securities Corp., 2004-NP1 A	0.586%	9/25/33	98,329	87,145	(a)(b)
Structured Asset Securities Corp., 2005-4XS 3A4	4.790%	3/25/35	300,000	297,573
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	2.810%	8/20/35	105,138	74,388	(b)
WaMu Mortgage Pass-Through Certificates, 2003-AR8 A	2.715%	8/25/33	143,857	140,913	(b)
WaMu Mortgage Pass-Through Certificates, 2005-AR19	0.596%	12/25/45	364,077	271,316	(b)
WaMu Mortgage Pass-Through Certificates, 2007-HY7 1A1	3.289%	7/25/37	262,085	169,095	(b)
Washington Mutual Mortgage Pass-Through Certificates, 2006-AR4 DA	1.248%	6/25/46	353,831	168,754	(b)
Total Collateralized Mortgage Obligations (Cost — $8,694,191)				6,976,205

See Notes to Financial Statements.

Western Asset Limited Duration Bond Portfolio 2011 Semi-Annual Report	13

Western Asset Limited Duration Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 2.9%
FNMA — 1.5%
Federal National Mortgage Association (FNMA)	5.500%	3/1/18-9/1/21	$388,549	$422,243
Federal National Mortgage Association (FNMA)	2.379%	12/1/34	56,243	59,014	(b)
Federal National Mortgage Association (FNMA)	2.409%	12/1/34	41,519	43,546	(b)
Federal National Mortgage Association (FNMA)	2.037%	1/1/35	128,262	134,866	(b)
Federal National Mortgage Association (FNMA)	2.085%	3/1/35	242,622	253,640	(b)
Federal National Mortgage Association (FNMA)	5.500%	7/14/41	100,000	108,125	(h)
Federal National Mortgage Association (FNMA)	6.000%	7/14/41	100,000	109,844	(h)
Total FNMA				1,131,278
GNMA — 1.4%
Government National Mortgage Association (GNMA)	6.500%	8/15/34	172,140	204,245
Government National Mortgage Association (GNMA)	7.000%	3/15/36	350,062	408,678
Government National Mortgage Association (GNMA)	1.700%	1/20/60	236,640	240,673	(b)(f)
Government National Mortgage Association (GNMA)	2.332%	8/20/60	193,774	207,978	(b)
Total GNMA				1,061,574
Total Mortgage-Backed Securities (Cost — $2,152,370)				2,192,852
Sovereign Bonds — 0.4%
Norway — 0.4%
Kommunalbanken AS, Senior Notes (Cost — $298,858)	2.375%	1/19/16	300,000	305,734	(a)
U.S. Government & Agency Obligations — 27.1%
U.S. Government Agencies — 12.2%
Federal Farm Credit Bank (FFCB), Bonds	1.500%	11/16/15	320,000	316,543
Federal Home Loan Bank (FHLB), Bonds	0.330%	9/30/11	1,200,000	1,200,682
Federal Home Loan Bank (FHLB), Bonds	0.320%	12/6/11	1,250,000	1,251,099
Federal Home Loan Bank (FHLB), Bonds	1.070%	4/29/13	600,000	600,371
Federal Home Loan Mortgage Corp. (FHLMC), Notes	1.125%	10/21/13	600,000	600,298
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.625%	9/21/12	420,000	420,375
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.700%	6/28/13	500,000	499,611
Federal Home Loan Mortgage Corp. (FHLMC), Senior Notes	5.250%	4/18/16	2,300,000	2,649,000
Federal National Mortgage Association (FNMA)	4.750%	2/21/13	500,000	534,871
Federal National Mortgage Association (FNMA), Notes	0.875%	4/15/13	600,000	600,163
Federal National Mortgage Association (FNMA), Notes	1.050%	9/9/13	300,000	301,884
Federal National Mortgage Association (FNMA), Notes	1.000%	2/17/26	320,000	319,961
Total U.S. Government Agencies				9,294,858
U.S. Government Obligations — 14.9%
U.S. Treasury Bonds	4.750%	2/15/41	30,000	31,889
U.S. Treasury Notes	0.750%	3/31/13	100,000	100,586

See Notes to Financial Statements.

14	Western Asset Limited Duration Bond Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2011

Western Asset Limited Duration Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Obligations — continued
U.S. Treasury Notes	0.625%	4/30/13	$3,000,000	$3,010,770
U.S. Treasury Notes	0.750%	6/15/14	4,840,000	4,834,328
U.S. Treasury Notes	1.750%	5/31/16	2,570,000	2,574,009
U.S. Treasury Notes	1.500%	6/30/16	240,000	237,074
U.S. Treasury Notes	2.375%	5/31/18	540,000	537,133
Total U.S. Government Obligations				11,325,789
Total U.S. Government & Agency Obligations (Cost — $20,557,987)				20,620,647

			Shares
Preferred Stocks — 0.0%
Financials — 0.0%
Thrifts & Mortgage Finance — 0.0%
Federal Home Loan Mortgage Corp. (FHLMC)	8.375%		425	1,254	*(b)
Federal National Mortgage Association (FNMA)	8.250%		1,600	3,440	*(b)
Total Preferred Stocks (Cost — $50,625)				4,694

		Expiration Date	Contracts
Purchased Options — 0.0%
Eurodollar Mid Curve 1-Year Futures, Put @ $99.00 (Cost — $3,049)		9/16/11	15	3,188
Total Investments before Short-Term Investments (Cost — $73,894,071)				70,338,844

		Maturity Date	Face Amount
Short-Term Investments — 8.9%
Commercial Paper — 2.9%
Abbey National North America LLC	0.385%	8/29/11	$750,000	749,527	(i)
ING U.S. Funding LLC	0.270%	7/29/11	750,000	749,842	(i)
Kreditanstalt Fuer Wiederaufbau	0.160%	7/28/11	750,000	749,910	(i)
Total Commercial Paper (Cost — $2,249,279)				2,249,279
U.S. Government Agencies — 4.7%
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.210%	7/6/11	640,000	639,985	(i)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.140%	8/12/11	1,500,000	1,499,759	(i)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.120%	1/10/12	120,000	119,929	(i)(j)
Federal National Mortgage Association (FNMA), Discount Notes	0.210%	8/1/11	1,300,000	1,299,772	(i)
Total U.S. Government Agencies (Cost — $3,559,439)				3,559,445

See Notes to Financial Statements.

Western Asset Limited Duration Bond Portfolio 2011 Semi-Annual Report	15

Western Asset Limited Duration Bond Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Ceritificates of Deposit (Yankee) — 1.3%
Nordea Bank Finland PLC (Cost — $1,000,000)	0.462%	11/13/12	$1,000,000	$999,611	(b)
Total Short-Term Investments (Cost — $6,808,718)				6,808,335
Total Investments — 101.4% (Cost — $80,702,789#)				77,147,179
Liabilities in Excess of Other Assets — (1.4)%				(1,080,899)
Total Net Assets — 100.0%				$76,066,280

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	The coupon payment on these securities is currently in default as of June 30, 2011.

(d)	Illiquid security.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(g)	Value is less than $1.

(h)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(i)	Rate shown represents yield-to-maturity.

(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ARM	— Adjustable Rate Mortgage

Schedule of Written Options
Security	Expiration Date	Strike Price	Contracts	Value
Eurodollar Futures, Call	3/19/12	$99.50	27	$10,463
Eurodollar Futures, Put	3/19/12	99.50	27	10,462
Eurodollar Mid Curve 1-Year Futures, Put	9/16/11	98.25	15	281
Total Written Options (Premiums received — $22,013)				$21,206

See Notes to Financial Statements.

16	Western Asset Limited Duration Bond Portfolio 2011 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2011

Assets:
Investments, at value (Cost — $80,702,789)	$77,147,179
Cash	84,121
Interest receivable	325,468
Receivable for securities sold	296,765
Receivable for Fund shares sold	54,000
Receivable from broker — variation margin on open futures contracts	15,405
Principal paydown receivable	4,226
Swaps, at value (net premiums paid — $1,149)	925
Prepaid expenses	19,906
Other receivables	679
Total Assets	77,948,674

Liabilities:
Payable for securities purchased	1,705,689
Distributions payable	29,550
Written options, at value (premiums received $22,013)	21,206
Investment management fee payable	14,326
Payable for Fund shares repurchased	3,293
Directors' fees payable	3,039
Swaps, at value (net premium paid — $176)	2,247
Payable for open swap contracts	183
Accrued expenses	102,861
Total Liabilities	1,882,394
Total Net Assets	$76,066,280

Net Assets:
Par value (Note 7)	$8,126
Paid-in capital in excess of par value	89,678,668
Overdistributed net investment income	(71,519)
Accumulated net realized loss on investments, futures contracts, written options and swap contracts	(9,988,696)
Net unrealized depreciation on investments, futures contracts, written options and swap contracts	(3,560,299)
Total Net Assets	$76,066,280

Shares Outstanding:
Class IS	3,086,401
Class I	5,039,497

Net Asset Value:
ClassIS	$9.36
ClassI	$9.36

See Notes to Financial Statements.

Western Asset Limited Duration Bond Portfolio 2011 Semi-Annual Report	17

Statement of operations (unaudited)

For the Six Months Ended June 30, 2011

Investment Income:
Interest	$756,604

Expenses:
Investment management fee (Note 2)	123,115
Audit and tax	19,434
Legal fees	18,394
Transfer agent fees (Note 5)	11,018
Registration fees	7,944
Fund accounting fees	7,818
Shareholder reports (Note 5)	6,763
Custody fees	5,242
Directors' fees	3,908
Insurance	1,190
Total Expenses	204,826
Less: Fees forgone and/or expense reimbursements (Notes 2 and 5)	(60,231)
Net Expenses	144,595
Net Investment Income	612,009

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(540,025)
Futures contracts	77,509
Written options	23,877
Swap contracts	(17,364)
Net Realized Loss	(456,003)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	1,155,636
Futures contracts	(31,638)
Written options	(1,944)
Swap contracts	12,040
Change in Net Unrealized Appreciation (Depreciation)	1,134,094
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	678,091
Increase in Net Assets from Operations	$1,290,100

See Notes to Financial Statements.

18	Western Asset Limited Duration Bond Portfolio 2011 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2011 (unaudited) and the Year Ended December 31, 2010	2011	2010

Operations:
Net investment income	$612,009	$1,473,109
Net realized loss	(456,003)	(375,858)
Change in net unrealized appreciation (depreciation)	1,134,094	3,241,772
Increase in Net Assets From Operations	1,290,100	4,339,023

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(623,807)	(1,496,570)
Decrease in Net Assets From Distributions to Shareholders	(623,807)	(1,496,570)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	19,773,787	24,358,139
Reinvestment of distributions	473,746	1,404,438
Cost of shares repurchased	(9,600,907)	(19,936,798)
Increase in Net Assets From Fund Share Transactions	10,646,626	5,825,779
Increase in Net Assets	11,312,919	8,668,232

Net Assets:
Beginning of period	64,753,361	56,085,129
End of period*	$76,066,280	$64,753,361
* Includes overdistributed net investment income of:	$(71,519)	$(59,721)

See Notes to Financial Statements.

Western Asset Limited Duration Bond Portfolio 2011 Semi-Annual Report	19

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1,2]	2011[3]	2010	2009	2008[4]

Net asset value, beginning of period	$ 9.27	$ 8.82	$ 7.87	$ 8.01

Income (loss) from operations:
Net investment income	0.08	0.23	0.31	0.05
Net realized and unrealized gain (loss)	0.09	0.46	0.96	(0.13)
Total income (loss) from operations	0.17	0.69	1.27	(0.08)

Less distributions from:
Net investment income	(0.08)	(0.24)	(0.32)	(0.06)
Total distributions	(0.08)	(0.24)	(0.32)	(0.06)

Net asset value, end of period	$9.36	$9.27	$8.82	$7.87
Total return[5]	1.87%	7.88%	16.42%	(0.96)%

Net assets, end of period (000s)	$28,887	$28,388	$22,037	$13,274

Ratios to average net assets:
Gross expenses	0.60%[6]	0.65%	0.65%	0.58%[6]
Net expenses[7]	0.40 [6,8]	0.40 [8]	0.40 [8]	0.40 [6,9]
Net investment income	1.76 [6]	2.57	3.80	3.70 [6]

Portfolio turnover rate	71%[10]	148%	168%	261%[11]

[1]	In April 2010, Institutional Select Class shares were renamed Class IS shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2011 (unaudited).

[4]	For the period October 29, 2008 (commencement of operations) to December 31, 2008.

[5]

Performance figures may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects fees forgone and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	The impact of compensating balance arrangements was 0.01%.

[10]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 84% for the six months ended June 30, 2011.

[11]	Not annualized.

See Notes to Financial Statements.

20	Western Asset Limited Duration Bond Portfolio 2011 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2011[2]		2010	2009	2008[3]		2008[4]	2007[4]	2006[4]

Net asset value, beginning of period	$9.27		$8.82	$7.87	$8.96		$9.88	$9.80	$9.89

Income (loss) from operations:
Net investment income	0.08	[5]	0.23 [5]	0.30 [5]	0.27	[5]	0.50 [5]	0.47 [5]	0.38
Net realized and unrealized gain (loss)	0.09		0.45	0.97	(1.08)		(0.94)	0.08	(0.09)
Total income (loss) from operations	0.17		0.68	1.27	(0.81)		(0.44)	0.55	0.29

Less distributions from:
Net investment income	(0.08)		(0.23)	(0.32)	(0.28)		(0.43)	(0.47)	(0.38)
Return of capital	—		—	—	—		(0.05)	—	—
Total distributions	(0.08)		(0.23)	(0.32)	(0.28)		(0.48)	(0.47)	(0.38)

Net asset value, end of period	$9.36		$9.27	$8.82	$7.87		$8.96	$9.88	$9.80
Total return[6]	1.86%		7.77%	16.38%	(9.23)%		(4.72)%	5.73%	3.01%

Net assets, end of period (000s)	$47,179		$36,365	$34,048	$65,337		$103,487	$92,400	$74,143

Ratios to average net assets:
Gross expenses	0.57%[7]		0.69%	0.64%	0.58%[7]		0.50%	0.58%	0.68%
Net expenses[8,9]	0.42	[7]	0.52	0.43	0.46	[7]	0.40	0.40	0.40
Net investment income	1.73	[7]	2.48	3.70	4.20	[7]	5.20	4.80	3.90

Portfolio turnover rate	71%[10]		148%	168%	261%[11]		312%	271%	245%

[1]	In April 2010, Institutional Class shares were renamed Class I shares.

[2]	For the six months ended June 30, 2011 (unaudited).

[3]	For the period April 1, 2008 through December 31, 2008.

[4]	For the year ended March 31.

[5]	Per share amounts have been calculated using the average shares method.

[6]

Performance figures may reflect compensating balance arrangements, fees forgone and/or expense reimbursements. In the absence of compensating balance arrangements, fees forgone and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	Reflects fees forgone and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 84% for the six months ended June 30, 2011.

[11]	Not annualized.

See Notes to Financial Statements.

Western Asset Limited Duration Bond Portfolio 2011 Semi-Annual Report	21

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Limited Duration Bond Portfolio (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the "Corporation"). The Corporation, a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund offers three classes of shares: Class IS, Class I and Class FI. Shares in the Class FI bear a distribution fee. Class FI shares have not commenced operations. The income and expenses of the Fund are allocated proportionately to each class of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on the Class FI shares, and transfer agent and shareholder servicing expenses, and certain other expenses, which are determined separately for each class.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Debt securities are valued at the last quoted bid price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

22	Western Asset Limited Duration Bond Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Corporate bonds & notes	—	$29,797,475	$240,000	$30,037,475
Asset-backed securities	—	9,516,480	681,569	10,198,049
Collateralized mortgage obligations	—	6,302,801	673,404	6,976,205
Mortgage-backed securities	—	2,192,852	—	2,192,852
Sovereign bonds	—	305,734	—	305,734
U.S. government & agency obligations	—	20,620,647	—	20,620,647
Preferred stocks	$4,694	—	—	4,694
Purchased options	3,188	—	—	3,188
Total long-term investments	$7,882	$68,735,989	$1,594,973	$70,338,844
Short-term investments†	—	6,808,335	—	6,808,335
Total investments	$7,882	$75,544,324	$1,594,973	$77,147,179
Other financial instruments:
Futures contracts	$25,383	—	—	$25,383
Credit default swaps on corporate issues — buy protection‡	—	$925	—	925
Total other financial instruments	$25,383	$925	—	$26,308
Total	$33,265	$75,545,249	$1,594,973	$77,173,487

Western Asset Limited Duration Bond Portfolio 2011 Semi-Annual Report	23

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Written options	$21,206	—	—	$21,206
Futures contracts	28,232	—	—	28,232
Credit default swaps on corporate issues — buy protection‡	—	$2,247	—	2,247
Total	$49,438	$2,247	—	$51,685

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Corporate Bonds & Notes		Asset- Backed Securities	Collateralized Mortgage Obligations		Total
Balance as of December 31, 2010	$0	*	$137,144	$817,602		$954,746
Accrued premiums/discounts	—		17	—		17
Realized gain (loss)[1]	—		2	0	*	2
Change in unrealized appreciation (depreciation)[2]	—		101	496		597
Net purchases (sales)	240,000		590,885	(416,903)		413,982
Transfers into Level 3	—		—	272,209		272,209
Transfers out of Level 3	—		(46,580)	—		(46,580)
Balance as of June 30, 2011	$240,000		$681,569	$673,404		$1,594,973
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2011[2]	—		$103	$496		$599

*	Value is less than $1.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the

24	Western Asset Limited Duration Bond Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the Securities.

(e) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the

Western Asset Limited Duration Bond Portfolio 2011 Semi-Annual Report	25

amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is

26	Western Asset Limited Duration Bond Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2011, the Fund did not hold any credit default swap to sell protection.

For average notional amounts of swaps held during the six months ended June 30, 2011, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a

Western Asset Limited Duration Bond Portfolio 2011 Semi-Annual Report	27

deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(h) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related

28	Western Asset Limited Duration Bond Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of June 30, 2011, the Fund held credit default swaps and written options with credit related contingent features, which had a liability position of $23,453. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(i) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(j) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(k) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(l) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(m) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(n) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2011, no provision for

Western Asset Limited Duration Bond Portfolio 2011 Semi-Annual Report	29

income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(o) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

The Fund has an investment management agreement with Legg Mason Partners Fund Advisor, LLC (“LMPFA”). Western Asset Management Company (“Western Asset”) is the investment adviser. LMPFA and Western Asset are wholly owned subsidiaries of Legg Mason, Inc (“Legg Mason”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.350% of the Fund’s average daily net assets.

The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage commissions) so that total operating expenses are not expected to exceed: 0.40% for Class IS shares. Western Asset also agreed to waive their advisory fee (which is paid by LMPFA and not the Fund) under the Fee Cap. With respect to Class I shares, the manager has contractually agreed to forgo fees and/or reimburse operating expenses at an annual rate of 0.10% of the Fund’s average daily net assets attributable to such class (“Flat Waiver”). These arrangements cannot be terminated prior to April 30, 2012 without the Board’s consent.

During the six months ended June 30, 2011, fees forgone and/or expenses reimbursed for the Fund amounted to $60,231.

With respects to Class IS shares, the manager is permitted to recapture amounts previously forgone or reimbursed to a class within three years after the day on which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the lower of the limit described above or the limit then in effect.

Pursuant to this arrangement, at June 30, 2011, the Fund had remaining fees forgone and/or expense reimbursements subject to recapture by LMPFA and date of expiration as follows:

Class IS
Expires December 31, 2011	$3,637
Expires December 31, 2012	35,529
Expires December 31, 2013	60,984
Expires December 31, 2014	28,581
Fees forgone/expenses reimbursements subject to recapture	$128,731

For the six months ended June 30, 2011, LMPFA did not recapture any fees.

30	Western Asset Limited Duration Bond Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason serves as the distributor of the Fund’s shares.

3. Investments

During the six months ended June 30, 2011, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$13,973,227	$47,177,316
Sales	10,168,585	42,031,194

At June 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,241,489
Gross unrealized depreciation	(4,797,099)
Net unrealized depreciation	$(3,555,610)

At June 30, 2011, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
90-Day Eurodollar	10	3/12	$2,487,658	$2,487,876	$218
U.S. Treasury 2-Year Notes	69	9/11	15,129,427	15,134,718	5,291
					5,509
Contracts to Sell:
90-Day Eurodollar	11	6/12	2,725,902	2,733,088	(7,186)
90-Day Eurodollar	10	3/13	2,468,968	2,467,000	1,968
U.S. Treasury 5-Year Notes	24	9/11	2,878,594	2,860,688	17,906
U.S. Treasury 10-Year Notes	19	9/11	2,303,188	2,324,234	(21,046)
					(8,358)
Net unrealized loss on open futures contracts					$(2,849)

During the six months ended June 30, 2011, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding December 31, 2010	65	$15,564
Options written	196	73,763
Options closed	(167)	(62,682)
Options exercised	(11)	(3,452)
Options expired	(14)	(1,180)
Written options, outstanding June 30, 2011	69	$22,013

At June 30, 2011, the Fund held TBA securities with a total cost of $218,507.

Western Asset Limited Duration Bond Portfolio 2011 Semi-Annual Report	31

At June 30, 2011, the Fund held the following open swap contracts:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Made By The Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Goldman Sachs Group Inc. (Assured Guaranty Municipal Corp., 0.480% due 11/15/13)	$40,000	3/20/15	5.000% quarterly	$(1,126)	$290	$(1,416)
Goldman Sachs Group Inc. (Assured Guaranty Municipal Corp., 0.480% due 11/15/13)	50,000	3/20/20	5.000% quarterly	925	1,149	(224)
Goldman Sachs Group Inc. (Assured Guaranty Municipal Corp., 0.480%, due 11/15/13)	30,000	3/20/13	5.000% quarterly	(1,121)	(114)	(1,007)
Total	$120,000			$(1,322)	$1,325	$(2,647)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

‡	Percentage shown is an annual percentage rate.

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2011.

ASSET DERIVATIVES[1]
	Interest Rate Contracts Risk	Credit Contracts Risk	Total
Purchased options[2]	$3,188	—	$3,188
Futures contracts[3]	25,383	—	25,383
Swap contracts[4]	—	$925	925
Total	$28,571	$925	$29,496

LIABILITY DERIVATIVES[1]
	Interest Rate Contracts Risk	Credit Contracts Risk	Total
Written options	$21,206	—	$21,206
Futures contracts[3]	28,232	—	28,232
Swap contracts[4]	—	$2,247	2,247
Total	$49,438	$2,247	$51,685

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

32	Western Asset Limited Duration Bond Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund's Statement of Operations for the six months ended June 30, 2011. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund's derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Contracts Risk	Credit Contracts Risk	Total
Purchased options	$(6,795)	—	$(6,795)
Written options	23,877	—	23,877
Futures contracts	77,509	—	77,509
Swap contracts	—	$(17,364)	(17,364)
Total	$94,591	$(17,364)	$77,227

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Contracts Risk	Credit Contracts Risk	Total
Purchased options	$257	—	$257
Written options	(1,944)	—	(1,944)
Futures contracts	(31,638)	—	(31,638)
Swap contracts	—	$12,040	12,040
Total	$(33,325)	$12,040	$(21,285)

During the six months ended June 30, 2011, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$1,794
Written options	11,765
Futures contracts (to buy)	9,978,081
Futures contracts (to sell)	4,564,761

Average Notional Balance
Credit default swap contracts (to buy protection)	$137,143
Credit default swap contracts (to sell protection)†	85,375

†	At June 30, 2011, there were no open positions held in this derivative.

5. Class specific expenses, fees forgone and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class FI shares calculated at the annual rate of 0.25% of the average daily net assets of Class FI. Service and distribution fees are

Western Asset Limited Duration Bond Portfolio 2011 Semi-Annual Report	33

accrued and paid monthly. As of June, 30, 2011, Class FI shares have not commenced operations.

For the six months ended June 30, 2011, class specific expenses were as follows:

	Transfer Agent Fees	Shareholder Reports
Class IS	$3,163	$6,227
Class I	7,855	536
Total	$11,018	$6,763

For the six months ended June 30, 2011, class specific fees forgone and/or expense reimbursements were as follows:

Fees Forgone/ Expenses Reimbursements
Class IS	$28,581
Class I	31,650
Total	$60,231

6. Distributions to shareholders by class

	Six Months Ended June 30, 2011	Year Ended December 31, 2010
Net Investment Income:
Class IS1	$255,481	$644,281
Class I1	368,326	852,289
Total	$623,807	$1,496,570

[1]	In April 2010, Institutional Select Class and Institutional Class shares were renamed Class IS and Class I shares, respectively.

7. Capital shares

At June 30, 2011, the Corporation had 21.15 billion shares of capital stock authorized with a par value of $0.001 per share.

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount
Class IS1
Shares sold	—	—	648,259	$5,956,066
Shares issued on reinvestment	23,424	$218,875	68,006	621,342
Shares repurchased	(180)	(1,687)	(153,009)	(1,410,743)
Net increase	23,244	$217,188	563,256	$5,166,665

Class I1
Shares sold	2,117,656	$19,773,787	2,009,098	$18,402,073
Shares issued on reinvestment	27,272	254,871	85,767	783,096
Shares repurchased	(1,028,311)	(9,599,220)	(2,033,571)	(18,526,055)
Net increase	1,116,617	$10,429,438	61,294	$659,114

[1]	In April 2010, Institutional Select Class and Institutional Class shares were renamed Class IS and Class I shares, respectively.

34	Western Asset Limited Duration Bond Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

8. Capital loss carryforward

As of December 31, 2010, the Fund had a net capital loss carryforward of approximately $9,402,593, of which $234,847 expires in 2013, $394,050 expires in 2014, $34,113 expires in 2015, $5,768,220 expires in 2016, $2,616,295 expires in 2017 and $355,068 expires in 2018. These amounts will be available to offset any future taxable capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

9. Other tax information

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Fund, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending December 31, 2011.

Western Asset

Limited Duration Bond Portfolio

Directors

William E. B. Siart, Chairman

Ronald J. Arnault

Anita L. DeFrantz

R. Jay Gerken, CFA

President

Ronald L. Olson

Avedick B. Poladian

Jaynie Miller Studenmund

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment adviser

Western Asset Management Company

Transfer agent

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

Custodian

State Street Bank and Trust Company

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legal counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Western Asset Limited Duration Bond Portfolio

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Limited Duration Bond Portfolio

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Limited Duration Bond Portfolio. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company

Legg Mason, Inc. Subsidiaries

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX012832 8/11 SR11-1441

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
President of
Western Asset Funds, Inc.

Date:	August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
President of
Western Asset Funds, Inc.

Date:	August 26, 2011

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Principal Financial and Accounting Officer
Western Asset Funds, Inc.

Date:	August 26, 2011